Non Current Liabilities - Convertible Note - Summary of Convertible Note (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	$ 1,452,950
Net change in fair value	139,048	$ 324,736	$ 1,171,959
Transfer to contributed equity on conversion of Convertible Notes	(583,206)	(1,166,412)
Transfer to accumulated losses on conversion of Convertible Notes	(2,006,280)	(4,012,560)
Convertible note at fair value at end of reporting period	835,446	1,452,950
Convertible Note at Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	1,452,950	2,526,870
Net change in fair value	139,048	324,736
Transfer to contributed equity on conversion of Convertible Notes	(461,805)	(893,379)
Transfer to accumulated losses on conversion of Convertible Notes	(294,747)	(505,277)
Convertible note at fair value at end of reporting period	$ 835,446	$ 1,452,950	$ 2,526,870